ORGANIZATION NATURE OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 21, 2017	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Jan. 01, 2020	Dec. 19, 2018	Mar. 23, 2017	Feb. 28, 2017
REVENUE		$ 13,208,504		$ 14,846,925		$ 26,280,304	$ 26,466,001	$ 56,239,667	$ 55,406,337
Net income (loss)		(1,241,256)	$ 203,347	(2,379,056)	$ (2,173,903)	(1,037,909)	(4,552,959)	(7,961,649)	820,786	$ 820,786
NET CASH USED IN OPERATING ACTIVITIES						(3,023,685)	(2,519,394)	(7,097,174)	(11,501,718)
WORKING CAPITAL DEFICIT		4,128,418				4,128,418		(10,950,492)
Accumulated deficit		52,352,868				52,352,868		34,345,506	18,750,824	18,750,824
TOTAL STOCKHOLDERS' EQUITY		5,130,056	$ 4,910,249	384,548	$ (2,804,680)	5,130,056	384,548	4,379,463	(4,161,013)	(4,161,013)	$ (6,460,829)
General and administrative expenses				578,598			1,104,169
Accumulated depreciation								7,393
Goodwill and intangible assets								4,772
Salaries and wages							531,556		2,082,453
Customer deposits							2,312
Allowance for doubtful accounts		1,575,015				1,575,015		1,702,743
VAT net payable balance		497,182				497,182		400,616
Depreciation expense		80,576		78,341		165,456	149,812	319,337	240,886
Amortization expense		8,249		8,249		16,407	16,407
Reverse stock split, description	the Company effected a one-for-ten (1:10) reverse stock split whereby the Company decreased, by a ratio of one-for-ten (1:10) the number of issued and outstanding shares of common stock
Goodwill		49,697				49,697		49,697	49,697	49,697		$ 49,697
Reduction in additional paid-in capital						294,000
Reduction in accumulated deficit						53,248
Reduction in discount on convertible notes payable						(240,752)
Customer deposits									22,340	22,340
Accounts Payable									230,505	230,505
Reclassified Liabilities, Current									502,869	502,869
Bad debt expenses								$ 1,087,339	96,237
Income tax term								5 years
Allowance for doubtful accounts								$ 1,702,743	715,845
Cash on hand								25,773	31,604	31,604
Accumulated deficit		(52,352,868)				(52,352,868)		(34,345,506)	(18,750,824)	(18,750,824)
Prepaid expenses and other current assets								400,616	159,198	159,198
Amortization expense								33,085	33,176
Potential retirement and termination benefits liability								$ 0	107,167	107,167
Periodic inventory level, percentage								100.00%
Description of Potential retirement and termination benefits liability								If an employee remains with the company until full-benefit retirement, the employee is entitled to a lump-sum equal to 40% of the compensation to be received if the employee were to be dismissed on the same day
Equity securities - Pancreta Bank [Member]
Additional investments in equity securities						5,407
Import/export license [Member]
Estimated Useful Life								5 years
Share Exchange Agreement [Member] | Equity securities - Pancreta Bank [Member]
Additional investments in equity securities						$ 5,407
Pancreta Bank [Member]
Equity method investment shares acquired, value								$ 4,416	$ 4,772	4,772
Decahedron Ltd [Member] | Stock Purchase Agreement [Member]
Common stock shares reserved														170,000
SkyPharm [Member] | Second amendment to loan facility agreement [Member]
Common stock shares reserved													1,000,000
Diversa S.A. [Member]
Equity method investment shares acquired, shares									40,000
Closing price									$ 5.45
Equity method investment shares acquired, value									$ 218,183	218,183
National Bank of Greece [Member]
Equity method investment shares acquired, shares						16,666		16,666	16,666
Closing price						$ 0.30		$ 0.40	$ 0.28
Equity method investment shares acquired, value		6,822				$ 6,822		$ 6,696	$ 4,609	4,609
National Bank of Greece [Member] | Share Exchange Agreement [Member]
Equity method investment shares acquired, shares						16,666
Closing price						$ 0.30
Equity method investment shares acquired, value		4,925				$ 4,925
Equity method investment shares acquired, shares						4,925
ICC International Cannabis Corp [Member]
Equity method investment shares acquired, shares						3,000,000		3,000,000	3,000,000
Closing price						$ 0		$ 0	$ 0
Equity method investment shares acquired, value		0				$ 0		$ 0	$ 0	0
Greece [Member]
REVENUE		$ 13,152,257		$ 14,504,869		$ 26,161,295	$ 25,958,364	55,564,240	51,259,784
Total amounts in account								$ 101,589	134,935	134,935
Income tax rate								22.00%
Bulgaria [Member]
Total amounts in account								$ 4,061	1,651	1,651
United Kingdom Of England [Member]
Income tax rate						19.00%
Total amounts in account								$ 144,489	$ 448,659	$ 448,659